Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 USD ($) Trust Branch	Dec. 31, 2016 USD ($) Trust
Nature Of Operations And Significant Accounting Policies [Line Items]
Percentage of ownership interests in Jacksonville Savings Bank	100.00%
Number of branches | Branch	5
Loan past due period	90 days
US corporate income tax rate	34.00%	34.00%
Corporate income tax rate effective in 2018	21.00%
Income tax expense due to reduction of deferred tax assets	$ 816,000
Number of trust accounts managed or administered | Trust	142	131
Assets held in fiduciary or agency capacities	$ 111,500,000	$ 99,300,000
Mortgages | Minimum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	3 years
Mortgages | Maximum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	5 years